Clearwater Investment Trust
30 East 7th Street, Suite 2000
St. Paul, Minnesota 55101-4930

October 10, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Clearwater Investment Trust 1933 Act Registration No. 033-12289 and 1940 Act Registration No. 811-05038

Dear Sir or Madam:

Electronically transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“1933 Act”), are exhibits containing interactive data format risk/return summary information that corresponds to the risk/return summary information in the Prospectus for the Clearwater Small Companies Fund, filed in Post-Effective Amendment No. 50 to the Registration Statement under the 1933 Act on April 28, 2017 (Accession No. 0000897101-17-000489) and effective April 30, 2017, as supplemented by the prospectus supplement filed pursuant to Rule 497 under the 1933 Act on September 21, 2017 (Accession No. 0000897101-17-001144).

Please contact me at (651) 215-4402 with any comments or questions concerning this filing. Thank you in advance for your consideration.

Very truly yours,

/s/ Stephen G. Simon
Stephen G. Simon

Enclosures